Interest in Other Entities (Details) - Schedule of comprehensive income - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	10 Months Ended					12 Months Ended
	Mar. 31, 2021 [2]	Dec. 31, 2021 [2]	Dec. 31, 2022	Feb. 28, 2022 [1]	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Total comprehensive income (loss)			$ 913	$ (733)	$ (1,905)
Net loss								$ (10,208)	$ 4,046	$ (6,850)
Eventer Ltd [Member]
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Revenue			2,465		1,185	[1]	$ 40
Net loss			(1,316)		(2,612)	[1]	(490)
Jeffs’ Brands Ltd. [Member]
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Revenue			5,859		6,509
Net loss			(1,134)		(1,540)
Gix internet [Member]
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Revenue			83,532	12,193	44,827
Net profit (loss) for the period			414	(438)	(1,510)
Other comprehensive income (loss)			499	$ (295)	$ (396)
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Revenue	$ 24	$ 363	665				491
Net loss	$ (1,606)	$ (7,381)	$ (6,575)				$ (4,667)
Parazeo [Member]
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Revenue								514
Net loss								(1,205)
Laminera [Member]
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Revenue
Net loss								$ (689)

[1]	Translated according to the average exchange rates for each period.
[2]	ScoutCam was deconsolidated on March 31, 2021, and the investment was accounted for as an equity method investment from April 1, 2021 (refer to note 4C).